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                       ONE GROUP(R) MARKET NEUTRAL FUND

                        Supplement Dated March 26, 2003
                       To Prospectus Dated March 3, 2003

One Group Dealer Services, Inc., the distributor for One Group Market Neutral Fund (the "Fund") will solicit orders to purchase Class I, Class A, Class B and Class C shares of the Fund during an initial subscription period from April 21, 2003 to the commencement of operations of the Fund, currently scheduled for May 23, 2003 (the "Subscription Period"). Orders received during the Subscription Period will not be processed before commencement of operations.

An order in proper form to purchase Class I shares of the Fund that is accompanied by payment and is received by the Fund's transfer agent during the period from April 21, 2003 until May 22, 2003 will be deemed to be an order to purchase Class I shares of One Group Prime Money Market Fund (the "Prime Money Market Fund") and an order to exchange Class I shares of the Prime Money Market Fund for Class I shares of the Fund as of May 23, 2003.

An order in proper form to purchase Class A shares of the Fund that is accompanied by payment and is received by the Fund's transfer agent during the period from April 21, 2003 until May 22, 2003 will be deemed to be an order to purchase Class A shares of the Prime Money Market Fund and an order to exchange Class A shares of the Prime Money Market Fund for Class A shares of the Fund as of May 23, 2003.

An order in proper form to purchase Class B or Class C shares of the Fund that is accompanied by payment and is received by the Fund's transfer agent during the period from April 21, 2003 until May 22, 2003 will be deemed to be an order to purchase Class A shares of the Prime Money Market Fund and an order to redeem Class A shares of the Prime Money Market Fund and purchase Class B or Class C shares, respectively, of the Fund as of May 23, 2003.

The share classes and transactions during the Subscription Period are summarized below:

          Order            Funds received during the  Transaction out of Prime
       To Purchase         Subscription Period will   Money Market into Market
  Market Neutral Class       purchase Prime Money     Neutral as of May 23, 2003
                                 Market Class
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            I                          I                      Exchange
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            A                          A                      Exchange
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            B                          A                 Redemption/Purchase
--------------------------------------------------------------------------------
            C                          A                 Redemption/Purchase
--------------------------------------------------------------------------------


Exchanges or redemptions/purchases from the Prime Money Market Fund and new orders received on May 23, 2003 will be processed and priced into the Fund as of the close of business on May 23, 2003 at the initial subscription price of $10.00 per share plus any applicable sales charge. Except as stated above, exchanges from other One Group funds into the Fund will not be permitted during the Subscription Period. One Group Dealer Services, Inc. reserves the right to terminate the Subscription Period.

Shareholder Servicing Agents may require additional forms or follow different procedures. Investors purchasing through a Shareholder Servicing Agent should contact their Shareholder Servicing Agent regarding purchase procedures.

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During the Subscription Period, One Group Dealer Services, Inc. will provide full dealer reallowance of the underwriter commission to Shareholder Servicing Agents who sell Class A shares and pay an additional commission of 1.00% of the original purchase price to Shareholder Servicing Agents who sell Class B and Class C shares. As a result, Shareholder Servicing Agents who sell Class B shares during the Subscription Period will receive a commission of 5.00% of the original purchase price. Shareholder Servicing Agents who sell Class C shares during the Subscription Period will receive a commission of 2.00% of the original purchase price.

Shares of the Fund will not be available to the public prior to the Fund's commencement of operations except through this subscription offer.

TOG-F-137SP2